One Commerce Square
                                           Philadelphia, PA 19103


Delaware Investments

                                             1933 Act Rule 497(j)
                                                File No. 33-14363
                                       1940 Act File No. 811-5162


May 2, 2000


Filed via EDGAR (CIK #0000814230)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 33-14363
     DELAWARE GROUP PREMIUM FUND
          Balanced Series
               (formerly Delaware Balanced Series)
          Capital Reserves Series
          Cash Reserve Series
          Convertible Securities Series
          Devon Series
          Emerging Markets Series
          Global Bond Series
          Growth and Income Series
          Growth Opportunities Series
               (formerly DelCap Series)
          High Yield Series
               (formerly Delchester Series)
          International Equity Series
          REIT Series
          Select Growth Series
               (formerly Aggressive Growth Series)
          Small Cap Value Series
          Social Awareness Series
          Strategic Income Series
          Trend Series
          U.S. Growth Series

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 31, the most recent post-effective amendment of Delaware Group Premium Fund. Post-Effective Amendment No. 31 was filed electronically with the Commission on April 28, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/Michael D. Mabry
_______________________
Michael D. Mabry
Vice President/
Assistant Secretary/
Associate General Counsel